Noncontrolling Interests (Details Textual) - Tantech Bamboo [Member] - shares	1 Months Ended
	Dec. 28, 2016	Dec. 31, 2017	Aug. 19, 2015
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,018,935
Noncontrolling Interest, Ownership Percentage by Parent	5.00%	100.00%	95.00%